                                      BISYS
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110


November 8, 2004


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re: LEADER Mutual Funds (the "Trust" and the "Registrant")
    (File Nos. 33-78408 and 811-8494)
    ------------------------------------------------------

Ladies and Gentlemen:

On behalf of the Trust, we wish to respond, by this letter and the attached definitive proxy statement, to comments of the staff of the Securities and Exchange Commission ("SEC") (the "Staff")to the preliminary proxy materials, which were filed pursuant to the Securities Exchange Act of 1934, as amended, and Regulation 14a thereunder, on October 8, 2004, with respect to a proposed new investment advisory agreement between the Trust and Morgan Asset Management, Inc. and an Agreement and Plan of Reorganization for each series of the Trust (the "Funds") (the "Proxy Statement"). Larry Greene conveyed the Staff's comments to Charles J. Daly of BISYS in a telephone conversation on October 18, 2004.

Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosures in its filings with the SEC and that it may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States. Registrant further acknowledges that Staff comments or changes to disclosures in response to Staff comments in a filing reviewed by the Staff do not foreclose the SEC from taking any action with respect to such filing.

A summary of the Staff's comments, and the Registrant's responses thereto, follow. Any defined terms used but not defined shall have the definition assigned to them in the Proxy Statement.

COMMENT NO. 1: Explain why the Trust should not be required to use Form N-14 in connection with the reorganization of the series of the Trust into corresponding shell series of Regions Morgan Keegan Select Funds (the "Acquiring Trust") and Morgan Keegan Select Fund, Inc. (the "Acquiring Corporation") (the "Reorganizations").




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Securities and Exchange Commission
November 8, 2004
Page 2

         RESPONSE: As represented to the Staff in subsequent conversations between Mr. Greene and Mr. Daly on November 1, 2004 and November 4, 2004, the Registrant has removed Proposals 2 and 3 relating to the Reorganizations from the Proxy Statement.

COMMENT NO. 2: In the Introduction to Proposal 1, include a statement that fees paid to the interim investment adviser under the interim advisory agreement are no greater than the fees that would have been paid to the prior adviser under the prior investment advisory agreement.

         RESPONSE: The Registrant will add the following sentence after the third sentence of the second paragraph of the Introduction to Proposal 1.

                  The compensation to be paid to MAM under the Interim Agreement for services to be provided to each Fund is the same as the compensation that would have been paid to the Former Adviser under each Former Agreement.

COMMENT NO. 3: In the section "Consideration of the New Advisory Agreement by the Board" in Proposal 1, provide a further discussion of the conclusions with respect to the material factors considered by the Board of Trustees which formed the basis for the recommendation to approve the Interim Advisory Agreement.

         RESPONSE: The Registrant will include the following additional discussion in place of the third paragraph of the section "Consideration of the New Advisory Agreement by the Board":

                  Based on their evaluation of all the factors they deemed to be relevant, the Trustees, including the Independent Trustees, reached the following conclusions: (i) that MAM was committed to providing advisory and other services to each Fund of a scope and quality at least equivalent to the scope and quality of the services provided under the Former Agreements; (ii) that MAM's resources, including the investment professionals proposed to assume primary responsibilities for managing the Funds under the New Agreements, were adequate in light of the services to be provided; (iii) that MAM's research capabilities were at least equivalent to the research capabilities of the Former Advisor; and (iv) that the proposed advisory fee rates were fair and reasonable based on the anticipated quality of the services to be provided by MAM.

                  After reviewing all factors they deemed to be relevant, the Trustees, including the Independent Trustees, unanimously approved the New Agreement with respect to each Fund and directed that it be presented to the Shareholders of each Fund for approval.

COMMENT NO. 4: In the section "Portfolio Management" in Proposal 1, clarify for each portfolio manager the manager's experience during the most recent five-year period.



                                       11
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Securities and Exchange Commission
November 8, 2004
Page 3

         RESPONSE: For each portfolio manager, the description of the manager's experience has been revised to more prominently discuss the manager's experience during the most recent five-year period.

COMMENT NO. 5: In the table of similar funds managed by Morgan Asset Management, Inc. ("MAM") in Proposal 1, clarify the period and effect of the waiver listed in the fifth column of the table and whether or not the advisory fee presented in the table is the gross fee or the fee net of the waiver.

         RESPONSE: The Registrant will include footnotes to the table of similar funds managed by MAM with respect to the waivers listed in the fifth column of the table and the presentation of the advisory fees as follows:

---------------------------------------------------------------------------------------------------------
LEADER MUTUAL FUND        SIMILAR FUND MANAGED   TOTAL NET ASSETS AS     ADVISORY FEE OF       WAIVER(2)
SERIES                    BY MAM                 OF AUGUST 31, 2004 OF   SIMILAR FUND(1)
                                                 SIMILAR FUND
---------------------------------------------------------------------------------------------------------
LEADER Growth Equity      Regions Morgan              $401,507,276               0.80           (0.05)
Fund                      Keegan Select Growth
                          Fund

---------------------------------------------------------------------------------------------------------
LEADER Growth & Income    Regions Morgan              $206,813,046               0.80           (0.05)
Fund                      Keegan Select Value
                          Fund

---------------------------------------------------------------------------------------------------------
LEADER Balanced Fund      Regions Morgan              $123,870,146               0.80           (0.05)
                          Keegan Select
                          Balanced Fund

---------------------------------------------------------------------------------------------------------
LEADER Short Term Bond    Regions Morgan              $170,514,465               0.70           (0.20)
Fund                      Keegan Select
                          Limited Maturity
                          Government Fund
---------------------------------------------------------------------------------------------------------
LEADER Intermediate       Regions Morgan              $294,303,648               0.75           (0.25)
Bond Fund                 Keegan Select Fixed
                          Income Fund

---------------------------------------------------------------------------------------------------------
LEADER Tax-Exempt Bond    Regions Morgan              $69,940,207                0.50           (0.50)
Fund                      Keegan Select
                          Intermediate Tax
                          Exempt Bond Fund

---------------------------------------------------------------------------------------------------------
LEADER Money Market Fund  Regions Morgan              $814,091,221               0.50           (0.30)
                          Keegan Select
                          Treasury Money
                          Market Fund

---------------------------------------------------------------------------------------------------------
LEADER Tax-Exempt Money   Regions Morgan              $54,850,589                0.50           (0.35)
Market Fund               Keegan Select
                          Government Money
                          Market Fund

---------------------------------------------------------------------------------------------------------



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Securities and Exchange Commission
November 8, 2004
Page 4


         1 The stated advisory fee does not give effect to any waiver of the advisory fee by MAM.

         2 The waivers reflected in this table show the portion of the management fee MAM expects to voluntarily waive during the fiscal year of December 1, 2003 to November 30, 2004 for each Similar Fund Advised by MAM. These waivers may be terminated at any time at the sole discretion of MAM.

COMMENT NO. 6: Under the heading "Miscellaneous", in the third paragraph, explain the process for shareholders to present a proposal at a special meeting of shareholders. Include information regarding the timing for submitting a proposal and the process for by which shareholders can submit proposals.

         RESPONSE: The Registrant has included the following revised third paragraph under the heading "Miscellaneous".

         Date for Receipt of Shareholders' Proposals for Subsequent Meetings of Shareholders. The Trust's Agreement and Declaration of Trust does not provide for annual meetings of shareholders and the Trust does not currently intend to hold any annual meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust, at Leader Mutual Funds, 3435 Stelzer Road, Columbus, Ohio 43219. Shareholder proposals for inclusion in the Trust's proxy statement for any special meeting must be received by the Trust a reasonable period of time before the Trust begins to print and mail its proxy materials. The timely submission of a proposal does not guarantee its inclusion.

COMMENT NO. 7: Under the heading "Miscellaneous", in the fourth paragraph, explain how abstentions and broker non-votes at treated for purposes of voting on a proposed adjournment.

         RESPONSE: Abstentions and broker non-votes will not be voted on any proposed adjournment. The follow sentence will be added following the fourth sentence of the fourth paragraph under the heading "Miscellaneous":

              Abstentions and broker non-votes will not be voted on any proposed adjournment.

                                      * * *



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Securities and Exchange Commission
November 8, 2004
Page 5

If you have any questions or need any clarification concerning the foregoing responses or the attached transmission, please call the undersigned at (617) 824-1229.

                                             Sincerely,

                                             /s/ Charles J. Daly

                                             Charles J. Daly
                                             Counsel

cc:      Charles Maxwell
         Timothy S. Engelbrecht
         Thomas R. Hiller
         R. Jeffrey Young